                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 02258
                                                     ----------

                             Boston Income Portfolio
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2004
PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE INTERESTS -- 0.4%(1)(2)

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       AMOUNT              VALUE
---------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO -- 0.3%

New World Pasta, Term Loan B,
Maturing 1/28/06                                               $      4,675,457    $      4,310,771
---------------------------------------------------------------------------------------------------
                                                                                   $      4,310,771
---------------------------------------------------------------------------------------------------

UTILITIES -- 0.1%

Mirant Corp., Revolving Term Loan,
Maturing 7/16/06(3)                                            $      2,400,000    $      1,471,999
---------------------------------------------------------------------------------------------------
                                                                                   $      1,471,999
---------------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $6,434,022)                                                    $      5,782,770
---------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 86.5%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.4%

Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11(4)                   $          2,050    $      2,208,875
Armor Holdings, Inc., Sr. Sub. Notes,
8.25%, 8/15/13                                                            2,410           2,669,075
Standard Aero Holdings, Inc., Sr. Sub. Notes,
8.25%, 9/1/14(4)                                                          1,200           1,248,000
---------------------------------------------------------------------------------------------------
                                                                                   $      6,125,950
---------------------------------------------------------------------------------------------------

AIRLINES -- 1.2%

American Airlines, 7.80%, 10/1/06                              $          8,060    $      6,708,547
American Airlines, 8.608%, 4/1/11                                           695             589,718
AMR Corp., 9.00%, 8/1/12                                                  9,845           6,054,675
Continental Airlines, 7.033%, 6/15/11                                     4,758           3,677,868
Continental Airlines, 7.08%, 11/1/04                                         75              74,772
Continental Airlines, 8.00%, 12/15/05                                       715             657,800
Delta Air Lines, 7.779%, 11/18/05                                         3,485           1,507,897
Delta Air Lines, 8.30%, 12/15/29                                          1,125             270,000
Delta Air Lines, Series 02-1, 7.779%, 1/2/12                                847             325,723
---------------------------------------------------------------------------------------------------
                                                                                   $     19,867,000
---------------------------------------------------------------------------------------------------

APPAREL -- 1.8%

GFSI, Inc., Sr. Sub. Notes, Series B,
9.625%, 3/1/07                                                 $          1,945    $      1,891,512
J Crew Operating Corp., Sr. Sub. Notes,
10.375%, 10/15/07                                              $          7,955    $      8,193,650
Levi Strauss & Co., 7.00%, 11/1/06                                        6,260           6,291,300
Perry Ellis International, Inc., Sr. Sub. Notes,
8.875%, 9/15/13                                                           2,345           2,497,425
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11(4)                         1,740           1,818,300
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13                            4,000           4,300,000
William Carter, Series B, 10.875%, 8/15/11                                4,838           5,454,845
---------------------------------------------------------------------------------------------------
                                                                                   $     30,447,032
---------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 2.4%

Dana Corp., 10.125%, 3/15/10                                   $          8,195    $      9,342,300
Dura Operating Corp., Series D, 9.00%, 5/1/09                             1,000             895,000
Keystone Automotive Operations, Inc.,
Sr. Sub. Notes, 9.75%, 11/1/13                                            1,355           1,463,400
Metaldyne Corp., 11.00%, 6/15/12(4)                                       5,378           4,302,400
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(4)                            2,152           2,012,120
Rexnord Corp., 10.125%, 12/15/12                                          1,485           1,685,475
Tenneco Automotive, Inc., Series B,
10.25%, 7/15/13                                                           5,570           6,377,650
Tenneco Automotive, Inc., Series B,
11.625%, 10/15/09                                                         9,415           9,979,900
TRW Automotive, Inc., Sr. Sub. Notes,
11.00%, 2/15/13                                                           2,125           2,539,375
United Components, Inc., Sr. Sub. Notes,
9.375%, 6/15/13                                                           1,895           2,051,337
---------------------------------------------------------------------------------------------------
                                                                                   $     40,648,957
---------------------------------------------------------------------------------------------------

BROADCAST MEDIA -- 0.8%

Rainbow National Services, LLC, Sr. Notes,
8.75%, 9/1/12(4)                                               $          2,855    $      2,976,337
Rainbow National Services, LLC, Sr. Sub. Debs.,
10.375%, 9/1/14(4)                                                        9,895          10,414,487
---------------------------------------------------------------------------------------------------
                                                                                   $     13,390,824
---------------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 6.5%

Adelphia Communications, Sr. Notes,
10.25%, 11/1/06(3)                                             $          9,155    $      8,285,275
Adelphia Communications, Sr. Notes, Series B,
9.25%, 10/1/02(3)                                                         8,160           7,221,600
Avalon Cable Holdings LLC, Sr. Disc. Notes,
11.875%, 12/1/08                                                          4,289           4,513,729
Cablevision Systems Corp., Sr. Notes,
8.00%, 4/15/12(4)                                                           540             567,000

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE (CONTINUED)

Century Communications, Sr. Notes,
8.75%, 10/1/07(3)                                              $          1,375    $      1,436,875
Century Communications, Sr. Notes,
8.875%, 1/15/07(3)                                                        6,472           6,900,770
Century Communications, Sr. Notes,
9.50%, 3/1/05(3)                                                          6,255           6,724,125
Charter Communication Holdings, Sr. Disc. Notes,
12.125%, (0% until 2007), 1/15/12                                           415             234,475
Charter Communication Holdings, Sr. Notes,
10.00%, 4/1/09                                                            1,405           1,145,075
Charter Communication Holdings, Sr. Notes,
10.00%, 5/15/11                                                           1,040             806,000
Charter Communications, Inc., 5.75%, 10/15/05                             4,000           3,580,000
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07                              15              15,994
CSC Holdings, Inc., Sr. Sub. Notes,
10.50%, 5/15/16                                                           6,085           6,936,900
Dex Media East LLC, 9.875%, 11/15/09                                      1,175           1,357,125
Dex Media West LLC, Sr. Sub. Notes,
9.875%, 8/15/13                                                           8,482          10,008,760
Fisher Communications, Inc., Sr. Notes,
8.625%, 9/15/14(4)                                                        1,625           1,698,125
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                                          18,815          17,686,100
Kabel Deutschland GMBH, 10.625%, 7/1/14(4)                               10,160          11,125,200
LBI Media, Inc., Sr. Disc. Notes,
11.00%, 10/15/13                                                          3,320           2,411,150
Muzak Holdings LLC, 9.875%, 3/15/09                                       2,185           1,616,900
Muzak LLC/Muzak Finance, Sr. Notes,
10.00%, 2/15/09                                                           4,135           3,680,150
Nexstar Finance Holdings LLC, Inc.,
12.00%, 4/1/08                                                              605             668,525
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes,
11.375%, (0% until 2008), 4/1/13                                          6,950           5,360,187
Nextmedia Operating, Inc., 10.75%, 7/1/11                                 1,475           1,668,594
Paxson Communications Corp.,
12.25%, (0% until 2006), 1/15/09                                          2,275           1,962,187
Sinclair Broadcast Group, Inc., Convertible Bond,
4.875%, 7/15/18                                                           1,585           1,444,331
---------------------------------------------------------------------------------------------------
                                                                                   $    109,055,152
---------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION-MISCELLANEOUS -- 1.1%

Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08              $          5,570    $      5,987,750
Interline Brands, Inc., Sr. Sub. Notes,
11.50%, 5/15/11                                                           5,395           6,015,425
Ply Gem Industries, Inc., Sr. Sub. Notes,
9.00%, 2/15/12(4)                                              $          3,935    $      3,944,837
Ply Gem Industries, Inc., Sr. Sub. Notes,
9.00%, 2/15/12(4)                                                         2,780           2,786,950
---------------------------------------------------------------------------------------------------
                                                                                   $     18,734,962
---------------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.5%

Coleman Cable, Inc., Sr. Notes,
9.875%, 10/1/12(4)                                             $          1,740    $      1,776,975
Koppers, Inc., 9.875%, 10/15/13                                              75              83,250
Owens Corning, 7.50%, 8/1/18(3)                                           3,380           1,554,800
Owens Corning, 7.70%, 5/1/08(3)                                           3,155           1,451,300
THL Buildco (Nortek, Inc.), Sr. Sub. Notes,
8.50%, 9/1/14(4)                                                          3,465           3,646,912
---------------------------------------------------------------------------------------------------
                                                                                   $      8,513,237
---------------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 2.2%

Advanstar Communciations, Sr. Sub. Notes,
Series B, 12.00%, 2/15/11                                      $          2,000    $      2,150,000
Advanstar Communications, Inc.,
10.75%, 8/15/10                                                           8,085           8,994,562
Affinity Group, Inc., Sr. Sub. Notes,
9.00%, 2/15/12                                                            4,955           5,326,625
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10                                  1,065           1,110,262
Language Line, Inc., Sr. Sub. Notes,
11.125%, 6/15/12(4)                                                       2,260           2,327,800
Mobile Mini, Inc., 9.50%, 7/1/13                                          1,310           1,460,650
Norcross Safety Products LLC/Norcross Capital Corp.,
Sr. Sub. Notes, Series B, 9.875%, 8/15/11                                 5,920           6,452,800
Synagro Technologies, Inc., Sr. Sub. Notes,
9.50%, 4/1/09                                                             1,060           1,139,500
United Rentals North America, Inc.,
Sr. Sub. Notes, 7.00%, 2/15/14                                            3,510           3,132,675
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09(4)                              3,160           3,175,800
Williams Scotsman, Inc., Sr. Notes,
10.00%, 8/15/08                                                           1,670           1,799,425
---------------------------------------------------------------------------------------------------
                                                                                   $     37,070,099
---------------------------------------------------------------------------------------------------

CHEMICALS -- 7.0%

Acetex Corp., Sr. Notes, 10.875%, 8/1/09                       $          1,560    $      1,723,800
Avecia Group PLC, 11.00%, 7/1/09                                          9,026           7,988,010
BCP Caylux Holdings, Sr. Sub. Notes,
9.625%, 6/15/14(4)                                                        7,575           8,218,875

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)

Borden U.S. Finance/Nova Scotia Finance,
Sr. Notes, 9.00%, 7/15/14(4)                                   $          2,760    $      2,911,800
Crystal US Holdings/US Holdings 3, LLC,
Sr. Disc. Notes, 10.50%,
(0.00% until 2009), 10/1/14(4)                                            4,305           2,593,762
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11                            12,550          14,369,750
Hercules, Inc., 11.125%, 11/15/07                                         3,390           4,042,575
Huntsman Advanced Materials, Sr. Notes,
11.00%, 7/15/10(4)                                                          850             990,250
Huntsman International LLC, Sr. Notes,
9.875%, 3/1/09                                                            2,010           2,226,075
Huntsman LLC, 11.625%, 10/15/10                                           5,110           5,940,375
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13                              7,065           8,954,887
Innophos, Inc., Sr. Sub. Notes,
8.875%, 8/15/14(4)                                                        1,730           1,851,100
Lyondell Chemical Co., 9.50%, 12/15/08                                      510             559,087
Lyondell Chemical Co., 9.50%, 12/15/08                                    2,780           3,047,575
Lyondell Chemical Co., Series A, 9.625%, 5/1/07                             585             639,844
Lyondell Chemical Co., Sr. Notes, 10.50%, 6/1/13                          8,761          10,162,760
Millennium America, Inc., 9.25%, 6/15/08                                  2,000           2,215,000
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13(4)                            4,620           4,989,600
OM Group, Inc., 9.25%, 12/15/11                                          13,060          13,680,350
Polyone Corp., Sr. Notes, 8.875%, 5/1/12                                  3,590           3,679,750
Rhodia SA, Sr. Notes, 10.25%, 6/1/10                                     13,065          13,587,600
Rockwood Specialties Group, Sr. Sub. Notes,
10.625%, 5/15/11                                                          2,170           2,397,850
---------------------------------------------------------------------------------------------------
                                                                                   $    116,770,675
---------------------------------------------------------------------------------------------------

COMPUTER SERVICES -- 0.2%

DigitalNet, Inc., Sr. Notes, 9.00%, 7/15/10                    $          2,710    $      3,157,150
---------------------------------------------------------------------------------------------------
                                                                                   $      3,157,150
---------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 1.0%

UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12(4)                   $         15,280    $     16,731,600
---------------------------------------------------------------------------------------------------
                                                                                   $     16,731,600
---------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.4%

Alderwoods Group, Inc., Sr. Notes,
7.75%, 9/15/12(4)                                              $          1,705    $      1,811,562
Amscan Holdings, Inc., Sr. Sub. Notes,
8.75%, 5/1/14(4)                                                          6,550           6,713,750
Fedders North America, Inc., 9.875%, 3/1/14                               3,895           3,262,062
Jostens Holding Corp., Sr. Disc. Notes,
10.25%, 12/1/13                                                           1,730           1,198,025
Jostens IH Corp., 7.625%, 10/1/12(4)                                      2,785           2,812,850
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13                  $          1,070    $      1,166,300
Riddell Bell Holdings, Sr. Sub. Notes,
8.375%, 10/1/12(4)                                                          695             709,769
Samsonite Corp., Sr. Sub. Notes,
8.875%, 6/1/11(4)                                                         4,845           5,087,250
---------------------------------------------------------------------------------------------------
                                                                                   $     22,761,568
---------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 3.1%

Crown Euro Holdings SA, 9.50%, 3/1/11                          $          1,545    $      1,730,400
Crown Euro Holdings SA, 10.875%, 3/1/13                                  13,895          16,222,412
Graham Packaging Co., Sr. Disc. Notes, Series B,
10.75%, 1/15/09                                                           1,400           1,459,500
Graham Packaging Co., Sr. Notes,
8.50%, 10/15/12(4)                                                        1,395           1,429,875
Graham Packaging Co., Sr. Sub. Notes,
9.875%, 10/15/14(4)                                                       2,790           2,870,212
Intertape Polymer US, Inc., Sr. Sub. Notes,
8.50%, 8/1/14(4)                                                          5,095           5,171,425
Jefferson Smurfit, 8.25%, 10/1/12                                         3,120           3,455,400
Plastipak Holdings, Inc., 10.75%, 9/1/11                                  1,975           2,212,000
Pliant Corp., 11.125%, (0% until 2006) 6/15/09                            3,980           3,422,800
Pliant Corp., 11.125%, 9/1/09                                             4,500           4,702,500
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14(4)                           4,500           4,455,000
Tekni-Plex, Inc., Series B, 12.75%, 6/15/10                                 310             260,400
Tekni-Plex, Inc., Sr. Notes, 8.75%, 11/15/13(4)                           2,410           2,301,550
US Can Corp., Sr. Notes, 10.875%, 7/15/10                                 2,155           2,225,037
---------------------------------------------------------------------------------------------------
                                                                                   $     51,918,511
---------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 0.4%

Danka Business Systems, Sr. Notes,
11.00%, 6/15/10                                                $          3,675    $      3,877,125
Hexcel Corp., 9.875%, 10/1/08                                             1,130           1,271,250
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09                                930             981,150
---------------------------------------------------------------------------------------------------
                                                                                   $      6,129,525
---------------------------------------------------------------------------------------------------

ELECTRONICS-INSTRUMENTS -- 0.1%

Wesco Distribution, Inc., 9.125%, 6/1/08                       $          1,000    $      1,036,250
---------------------------------------------------------------------------------------------------
                                                                                   $      1,036,250
---------------------------------------------------------------------------------------------------

ENERGY SERVICES -- 0.6%

Port Arthur Finance Corp., 12.50%, 1/15/09                     $          9,410    $     11,009,794
---------------------------------------------------------------------------------------------------
                                                                                   $     11,009,794
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
ENGINEERING -- 0.1%

Shaw Group, Inc., Sr. Notes, 10.75%, 3/15/10                   $          1,050    $      1,107,750
---------------------------------------------------------------------------------------------------
                                                                                   $      1,107,750
---------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 3.2%

LCE Acquisition Corp., Sr. Sub. Notes,
9.00%, 8/1/14(4)                                               $          7,020    $      7,283,250
Marquee Holdings, Inc., Sr. Disc. Notes,
12.00%, (0.00% until 2009), 8/15/14(4)                                    9,335           5,577,662
Marquee, Inc., Sr. Notes, 8.625%, 8/15/12(4)                              5,175           5,511,375
Royal Caribbean Cruises, Sr. Debs.,
7.25%, 3/15/18                                                            1,660           1,759,600
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11                         7,820           9,168,950
Six Flags, Inc., Sr. Notes, 8.875%, 2/1/10                                4,382           4,130,035
Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14                                1,865           1,753,100
True Temper Sports, Inc., Sr. Sub. Notes,
8.375%, 9/15/11                                                           1,055             986,425
Universal City Development Partners, Sr. Notes,
11.75%, 4/1/10                                                           14,295          16,725,150
---------------------------------------------------------------------------------------------------
                                                                                   $     52,895,547
---------------------------------------------------------------------------------------------------

FOOD, BEVERAGES AND TOBACCO -- 0.2%

WH Holdings Ltd./WH Capital Corp., Sr. Notes,
9.50%, 4/1/11                                                  $          2,815    $      3,061,312
---------------------------------------------------------------------------------------------------
                                                                                   $      3,061,312
---------------------------------------------------------------------------------------------------

FOODS -- 1.6%

American Seafood Group LLC, 10.125%, 4/15/10                   $          6,115    $      6,543,050
Chiquita Brands International, Sr. Notes,
7.50%, 11/1/14(4)                                                           695             698,475
Merisant Co., Sr. Notes, 9.50%, 7/15/13(4)                                2,190           2,091,450
Michael Foods, Sr. Sub. Notes, 8.00%, 11/15/13                            1,530           1,610,325
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(4)                                                           345             326,887
Pinnacle Foods Holdings Corp., Sr. Sub. Notes,
8.25%, 12/1/13(4)                                                         6,835           6,476,162
UAP Holding Corp., Sr. Disc. Notes,
10.75%, (0% until 2008) 7/15/12(4)                                        8,265           6,364,050
United Agricultural Products, Sr. Notes,
8.25%, 12/15/11(4)                                                        2,265           2,457,525
---------------------------------------------------------------------------------------------------
                                                                                   $     26,567,924
---------------------------------------------------------------------------------------------------

GAMING -- 1.9%

Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(4)                  $          6,630    $      8,320,650
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12(4)                               5,765           5,361,450
Penn National Gaming, Inc, Sr. Sub. Notes,
11.125%, 3/1/08                                                $          3,605    $      3,911,425
Seneca Gaming Corp., Sr. Notes,
7.25%, 5/1/12(4)                                                          3,760           3,901,000
Trump Holdings and Funding, Sr. Notes,
11.625%, 3/15/10                                                          9,885          10,329,825
---------------------------------------------------------------------------------------------------
                                                                                   $     31,824,350
---------------------------------------------------------------------------------------------------

HEALTH SERVICES -- 4.2%

Ardent Health Services, Inc., Sr. Sub. Notes,
10.00%, 8/15/13                                                $          5,075    $      5,151,125
Concentra Operating Corp., Sr. Notes,
9.50%, 8/15/10                                                            1,595           1,770,450
Curative Health Services, Sr. Notes,
10.75%, 5/1/11(4)                                                         1,450           1,334,000
Healthsouth Corp., 7.625%, 6/1/12                                         3,495           3,398,887
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11                             8,165           8,154,794
Magellan Health Services, Inc., Sr. Notes, Series A,
9.375%, 11/15/08                                                          2,423           2,635,303
National Nephrology Association, Sr. Sub. Notes,
9.00%, 11/1/11(4)                                                         2,675           3,106,344
Pacificare Health System, 10.75%, 6/1/09                                  3,354           3,882,255
Quintiles Transnational Corp., Sr. Sub. Notes,
10.00%, 10/1/13                                                          10,060          10,713,900
Rotech Healthcare, Inc., 9.50%, 4/1/12                                    1,750           1,881,250
Tenet Healthcare Corp., Sr. Notes,
9.875%, 7/1/14(4)                                                        10,480          11,004,000
US Oncology, Inc., Sr. Notes,
9.00%, 8/15/12(4)                                                         3,455           3,593,200
US Oncology, Inc., Sr. Sub. Notes,
10.75%, 8/15/14(4)                                                        4,835           4,992,137
Vanguard Health Holdings II, Sr. Sub. Notes,
9.00%, 10/1/14(4)                                                         7,820           7,878,650
---------------------------------------------------------------------------------------------------
                                                                                   $     69,496,295
---------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.1%

Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14                 $            965    $      1,003,600
---------------------------------------------------------------------------------------------------
                                                                                   $      1,003,600
---------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.4%

New ASAT (Finance) Ltd., Sr. Notes,
9.25%, 2/1/11(4)                                               $          3,715    $      3,139,175
Stratus Technologies, Inc., Sr. Notes,
10.375%, 12/1/08                                                          3,805           3,462,550
---------------------------------------------------------------------------------------------------
                                                                                   $      6,601,725
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
INVESTMENT SERVICES -- 0.7%

E*Trade Financial Corp., Sr. Notes,
8.00%, 6/15/11(4)                                              $          3,740    $      3,908,300
Refco Finance Holdings, LLC, Sr. Sub. Notes,
9.00%, 8/1/12(4)                                                          6,835           7,330,537
---------------------------------------------------------------------------------------------------
                                                                                   $     11,238,837
---------------------------------------------------------------------------------------------------

LODGING -- 0.2%

Felcor Lodging L.P., Sr. Notes, Variable Rate,
5.84%, 6/1/11(4)                                               $          2,170    $      2,202,550
Host Marriott L.P., Series I, 9.50%, 1/15/07                                940           1,045,750
---------------------------------------------------------------------------------------------------
                                                                                   $      3,248,300
---------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 4.0%

Ameristar Casinos, Inc., 10.75%, 2/15/09                       $          2,110    $      2,405,400
Boyd Gaming Corp., Sr. Sub. Notes,
8.75%, 4/15/12                                                            2,400           2,688,000
Hollywood Casino Shreveport, First Mortgage Bonds,
13.00%, 8/1/06(3)                                                           870             740,588
Inn of the Mountain Gods, Sr. Notes,
12.00%, 11/15/10                                                          8,100           9,315,000
Majestic Star Casino LLC, 9.50%, 10/15/10                                 5,930           6,078,250
MGM Grand, Inc., 6.875%, 2/6/08                                           1,750           1,914,063
MTR Gaming Group, Series B, 9.75%, 4/1/10                                 2,570           2,814,150
Park Place Entertainment, Sr. Sub. Notes,
8.875%, 9/15/08                                                             140             159,950
Premier Entertainment Biloxi, LLC/Premier Finance
Biloxi Corp., 10.75%, 2/1/12(4)                                             705             747,300
Sun International Hotels, Sr. Sub. Notes,
8.875%, 8/15/11                                                           6,360           7,003,950
Trump Atlantic City Associates, Inc.,
11.25%, 5/1/06(3)                                                         8,965           7,777,138
Venetian Casino/Las Vegas Sands,
11.00%, 6/15/10                                                          10,205          11,863,313
Waterford Gaming LLC, Sr. Notes,
8.625%, 9/15/12(4)                                                       12,258          13,054,770
---------------------------------------------------------------------------------------------------
                                                                                   $     66,561,872
---------------------------------------------------------------------------------------------------

MACHINERY -- 2.0%

Case New Holland, Inc., Sr. Notes,
9.25%, 8/1/11(4)                                               $          4,450    $      5,006,250
Flowserve Corp., 12.25%, 8/15/10                                          2,422           2,748,970
Manitowoc Co., Inc. (The), 10.50%, 8/1/12                                 1,180           1,365,850
Milacron Escrow Corp., 11.50%, 5/15/11(4)                                 6,990           7,444,350
Terex Corp., 10.375%, 4/1/11                                              6,920           7,854,200
Thermadyne Holdings Corp., Sr. Sub. Notes,
9.25%, 2/1/14                                                             8,790           8,592,225
---------------------------------------------------------------------------------------------------
                                                                                   $     33,011,845
---------------------------------------------------------------------------------------------------

MANUFACTURING -- 2.2%

Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12(4)                 $          2,525    $      2,588,125
Amsted Industries, Inc., Sr. Notes,
10.25%, 10/15/11(4)                                                       9,085          10,038,925
Dresser, Inc., 9.375%, 4/15/11                                            4,170           4,607,850
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12(4)                             2,085           2,220,525
Motors and Gears, Inc., Sr. Notes,
10.75%, 11/15/06                                                          1,275           1,185,750
Mueller Group, Inc., Sr. Sub. Notes,
10.00%, 5/1/12(4)                                                         3,515           3,813,775
Mueller Holdings, Inc., Disc. Notes,
14.75%, (0.00% until 2009), 4/15/14(4)                                    3,070           1,987,825
Oxford Industries, Inc., Sr. Notes,
8.875%, 6/1/11(4)                                                         6,105           6,654,450
Roller Bearing Holdings Co., Sr. Disc. Notes,
13.00%, 6/15/09(4)                                                        3,467           3,553,675
Venture Holding Trust, Sr. Notes,
9.50%, 7/1/05(3)                                                          3,683             165,735
---------------------------------------------------------------------------------------------------
                                                                                   $     36,816,635
---------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.3%

Inverness Medical Innovations, Inc.,
Sr. Sub. Notes, 8.75%, 2/15/12(4)                              $          4,470    $      4,514,700
Medical Device Manufacturing, Inc.,
Sr. Sub. Notes, 10.00%, 7/15/12(4)                                        3,710           3,951,150
Medquest, Inc., 11.875%, 8/15/12                                          6,770           7,751,650
VWR International, Inc., Sr. Sub. Notes,
8.00%, 4/15/14(4)                                                         4,915           5,222,188
---------------------------------------------------------------------------------------------------
                                                                                   $     21,439,688
---------------------------------------------------------------------------------------------------

METALS-INDUSTRIAL --  0.1%

General Cable Corp., Sr. Notes,
9.50%, 11/15/10                                                $          2,075    $      2,313,625
---------------------------------------------------------------------------------------------------
                                                                                   $      2,313,625
---------------------------------------------------------------------------------------------------

METALS-STEEL -- 0.4%

Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14(4)                  $          5,890    $      6,523,175
---------------------------------------------------------------------------------------------------
                                                                                   $      6,523,175
---------------------------------------------------------------------------------------------------

MINING-COAL -- 0.1%

Alpha Natural Resources, Sr. Notes,
10.00%, 6/1/12(4)                                              $          2,155    $      2,386,663
---------------------------------------------------------------------------------------------------
                                                                                   $      2,386,663
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
OIL AND GAS-EQUIPMENT AND SERVICES -- 4.7%

ANR Pipeline Co., 8.875%, 3/15/10                              $          1,575    $      1,779,750
Dynegy Holdings, Inc., Sr. Notes,
10.125%, 7/15/13(4)                                                      13,695          15,817,725
Dynergy Holdings, Inc., Sr. Debs.,
7.625%, 10/15/26                                                            850             739,500
Giant Industries, Sr. Sub. Notes, 8.00%, 5/15/14                          2,350           2,408,750
Gulfterra Energy Partner, 10.625%, 12/1/12                                  875           1,102,500
Gulfterra Energy Partner, Series B, 8.50%, 6/1/10                         2,425           2,834,219
Hanover Compressor Co., Sr. Notes,
8.625%, 12/15/10                                                          2,030           2,212,700
Hanover Compressor Co., Sr. Sub. Notes,
0.00%, 3/31/07                                                           10,245           8,708,250
Northwest Pipeline Corp., 8.125%, 3/1/10                                  2,490           2,804,363
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13                           3,485           3,903,200
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13                          4,775           5,646,438
Premcor Refining Group, Sr. Sub. Notes,
7.75%, 2/1/12                                                             1,710           1,872,450
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08                              3,459           3,545,475
SESI, LLC, 8.875%, 5/15/11                                                8,912           9,780,920
Southern Natural Gas, 8.00%, 3/1/32                                       3,345           3,470,438
Southern Natural Gas, 8.875%, 3/15/10                                     1,180           1,333,400
Transmontaigne, Inc., Sr. Sub. Notes,
9.125%, 6/1/10                                                            9,240          10,418,100
---------------------------------------------------------------------------------------------------
                                                                                   $     78,378,178
---------------------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 0.8%

Belden & Blake Corp., Sr. Notes,
8.75%, 7/15/12(4)                                              $          1,055    $      1,128,850
Continental Resources, 10.25%, 8/1/08                                     6,005           6,245,200
Denbury Resources, Inc., 7.50%, 4/1/13                                      480             511,200
Petrobras International Finance, Sr. Notes,
9.125%, 7/2/13                                                            2,255           2,474,863
Plains E&P Co., 8.75%, 7/1/12                                             2,580           2,908,950
---------------------------------------------------------------------------------------------------
                                                                                   $     13,269,063
---------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 2.4%

Ainsworth Lumber, Sr. Notes, 7.25%, 10/1/12(4)                 $          3,470    $      3,522,050
Caraustar Industries, Inc., Sr. Sub. Notes,
9.875%, 4/1/11                                                            8,325           8,949,375
Georgia-Pacific Corp., 9.375%, 2/1/13                                     4,495           5,315,338
Georgia-Pacific Corp., 9.50%, 12/1/11                                     5,520           6,858,600
Longview Fibre Co., Sr. Sub. Notes,
10.00%, 1/15/09                                                           2,535           2,775,825
MDP Acquisitions/JSG Funding PLC, Sr. Notes,
9.625%, 10/1/12                                                           5,465           6,202,775
Newark Group, Inc., Sr. Sub. Notes,
9.75%, 3/15/14(4)                                              $          7,160    $      7,410,600
---------------------------------------------------------------------------------------------------
                                                                                   $     41,034,563
---------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.5%

Merrill Corp., Series A, (PIK), 12.00%, 5/1/09                 $          1,477    $      1,565,779
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09                            6,443           6,829,101
Xerox Corp., Sr. Notes, 7.125%, 6/15/10                                      65              69,713
---------------------------------------------------------------------------------------------------
                                                                                   $      8,464,593
---------------------------------------------------------------------------------------------------

PRINTING OR PUBLISHING-DIVERSIFICATION -- 0.8%

Hollinger Participation Trust, Sr. Notes, (PIK),
12.125%, 11/15/10(4)                                           $         11,844    $     13,590,980
---------------------------------------------------------------------------------------------------
                                                                                   $     13,590,980
---------------------------------------------------------------------------------------------------

PUBLISHING -- 1.8%

American Media, Inc., Series B, 10.25%, 5/1/09                 $          5,556    $      5,875,470
CanWest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                                          5,050           5,769,625
Houghton Mifflin Co., Sr. Sub. Notes,
9.875%, 2/1/13                                                            5,665           5,976,575
Liberty Group Operating, 9.375%, 2/1/08                                   5,275           5,340,938
Primedia, Inc., 8.875%, 5/15/11                                           6,885           6,919,425
---------------------------------------------------------------------------------------------------
                                                                                   $     29,882,033
---------------------------------------------------------------------------------------------------

REITS -- 0.6%

CB Richard Ellis Services, Inc., Sr. Notes,
9.75%, 5/15/10                                                 $          1,398    $      1,590,225
CB Richard Ellis Services, Inc., Sr. Sub. Notes,
11.25%, 6/15/11                                                           6,000           7,035,000
Omega Healthcare Investors, Inc., Sr. Notes,
7.00%, 4/1/14(4)                                                          1,765           1,800,300
---------------------------------------------------------------------------------------------------
                                                                                   $     10,425,525
---------------------------------------------------------------------------------------------------

RETAIL -- 0.9%

Home Interiors & Gifts, 10.125%, 6/1/08                        $          4,025    $      3,501,750
Jafra Cosmetics International, 10.75%, 5/15/11                            2,125           2,417,188
PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                                           9,002           9,677,150
---------------------------------------------------------------------------------------------------
                                                                                   $     15,596,088
---------------------------------------------------------------------------------------------------

RETAIL-APPAREL -- 0.2%
Mothers Work, Inc., 11.25%, 8/1/10                             $          3,750    $      3,712,500
---------------------------------------------------------------------------------------------------
                                                                                   $      3,712,500
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
RETAIL-FOOD AND DRUG -- 0.6%

General Nutrition Center, Sr. Sub. Notes,
8.50%, 12/1/10(4)                                              $          1,730    $      1,777,575
Jean Coutu Group, Inc., Sr. Sub. Notes,
8.50%, 8/1/14(4)                                                          4,220           4,209,450
Pierre Foods Inc., Sr. Sub. Notes,
9.875%, 7/15/12(4)                                                        4,385           4,538,475
---------------------------------------------------------------------------------------------------
                                                                                   $     10,525,500
---------------------------------------------------------------------------------------------------

RETAIL-TRUCK STOP -- 0.2%

Petro Stopping Centers LP/Petro Financial Corp.,
Sr. Notes, 9.00%, 2/15/12                                      $          2,690    $      2,864,850
---------------------------------------------------------------------------------------------------
                                                                                   $      2,864,850
---------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 1.6%

AMI Semiconductor, Inc., Sr. Sub. Notes,
10.75%, 2/1/13                                                 $          2,786    $      3,259,620
Amkor Technologies, Inc., 5.75%, 6/1/06                                   8,945           7,871,600
Amkor Technologies, Inc., Sr. Notes,
7.125%, 3/15/11                                                           3,375           2,784,375
Amkor Technologies, Inc., Sr. Notes,
7.75%, 5/15/13                                                            6,980           5,758,500
Amkor Technologies, Inc., Sr. Sub. Notes,
10.50%, 5/1/09                                                            1,505           1,286,775
Chippac International Ltd., 12.75%, 8/1/09                                5,560           5,914,450
---------------------------------------------------------------------------------------------------
                                                                                   $     26,875,320
---------------------------------------------------------------------------------------------------

SERVICES -- 0.1%

Allied Security Escrow, Sr. Sub. Notes,
11.375%, 7/15/11(4)                                            $          1,055    $      1,113,025
---------------------------------------------------------------------------------------------------
                                                                                   $      1,113,025
---------------------------------------------------------------------------------------------------

SERVICES-MOVERS -- 0.4%

Amerco, Inc., 9.00%, 3/15/09                                   $          6,420    $      6,708,900
---------------------------------------------------------------------------------------------------
                                                                                   $      6,708,900
---------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.8%

Inmarsat Finance PLC, 7.625%, 6/30/12(4)                       $          7,945    $      7,925,138
Nortel Networks Ltd., 4.25%, 9/1/08                                      19,915          19,317,550
Nortel Networks Ltd., 6.125%, 2/15/06                                     3,315           3,397,875
---------------------------------------------------------------------------------------------------
                                                                                   $     30,640,563
---------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 0.4%

PanAmSat Corp., Sr. Notes, 9.00%, 8/15/14(4)                   $          6,930    $      7,241,850
---------------------------------------------------------------------------------------------------
                                                                                   $      7,241,850
---------------------------------------------------------------------------------------------------

TOBACCO -- 0.2%

North Atlantic Trading Co., Sr. Notes,
9.25%, 3/1/12                                                  $          2,980    $      2,875,700
---------------------------------------------------------------------------------------------------
                                                                                   $      2,875,700
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.7%

Horizon Lines, LLC, 9.00%, 11/1/12(4)                          $          3,685    $      3,906,100
OMI Corp., Sr. Notes, 7.625%, 12/1/13                                     5,075           5,233,594
Petroleum Helicopters, Series B, 9.375%, 5/1/09                             205             221,400
Quality Distribution LLC/QD Capital Corp.,
9.00%, 11/15/10(4)                                                        1,770           1,692,563
---------------------------------------------------------------------------------------------------
                                                                                   $     11,053,657
---------------------------------------------------------------------------------------------------

UTILITIES -- 2.4%

Illinois Power, 7.50%, 6/15/09                                 $          3,190    $      3,652,550
National Waterworks, Inc., Series B,
10.50%, 12/1/12                                                           2,600           2,964,000
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(4)                          13,115          14,115,019
Orion Power Holdings, Inc., Sr. Notes,
12.00%, 5/1/10                                                           14,185          17,802,175
Reliant Energy, Inc., 9.25%, 7/15/10                                      1,480           1,596,550
---------------------------------------------------------------------------------------------------
                                                                                   $     40,130,294
---------------------------------------------------------------------------------------------------

UTILITY-ELECTRIC POWER GENERATION -- 3.6%

AES Corp., 10.00%, 7/15/05(4)                                  $          1,190    $      1,214,211
AES Corp., Sr. Notes, 8.75%, 6/15/08                                      5,816           6,310,360
AES Corp., Sr. Notes, 8.75%, 5/15/13(4)                                   6,180           6,998,850
AES Corp., Sr. Notes, 8.875%, 2/15/11                                       322             359,835
AES Corp., Sr. Notes, 9.00%, 5/15/15(4)                                   1,890           2,140,425
AES Corp., Sr. Notes, 9.375%, 9/15/10                                     4,521           5,114,381
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07                                 3,470           3,574,100
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17                            2,995           3,371,651
Calpine Corp., 8.75%, 7/15/13(4)                                          6,655           5,057,800
Calpine Corp., Sr. Notes, 7.625%, 4/15/06                                10,560           9,820,800
Calpine Corp., Sr. Notes, 8.25%, 8/15/05                                  8,761           8,651,488
Calpine Corp., Sr. Notes, 8.50%, 7/15/10(4)                               2,890           2,225,300
Calpine Corp., Sr. Notes, 8.75%, 7/15/07                                    710             566,225
Calpine Corp., Sr. Notes, 10.50%, 5/15/06                                 1,235           1,197,950
Mission Energy Holding Co., 13.50%, 7/15/08                               3,275           4,159,250
---------------------------------------------------------------------------------------------------
                                                                                   $     60,762,626
---------------------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.7%

Allied Waste Industries, Series B, 9.25%, 9/1/12               $          3,675    $      4,106,813
Waste Services, Inc., Sr. Sub. Notes,
9.50%, 4/15/14(4)                                                         7,680           7,334,400
---------------------------------------------------------------------------------------------------
                                                                                   $     11,441,213
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES -- 6.0%

American Tower Corp., Sr. Notes,
9.375%, 2/1/09                                                 $          9,027    $      9,613,755
Centennial Cellular Operating Co., LLC,
Sr. Sub. Notes, 10.75%, 12/15/08                                          2,790           2,915,550
Centennial Cellular Operating Co./Centennial
Communications Corp., Sr. Notes,
10.125%, 6/15/13                                                         13,835          14,630,513
Crown Castle International Corp.,
Sr. Disc. Notes, 11.25%, 8/1/11                                           4,405           4,630,756
Crown Castle International Corp., Sr. Notes,
10.75%, 8/1/11                                                              880             983,400
IWO Holdings, Inc., 14.00%, 1/15/11(3)                                    5,600           2,492,000
LCI International, Inc., Sr. Notes,
7.25%, 6/15/07                                                            9,955           9,083,938
Nextel Communications, Inc., Sr. Notes,
7.375%, 8/1/15                                                            2,710           2,926,800
Nextel Partners, Inc., Sr. Notes,
12.50%, 11/15/09                                                          4,102           4,758,320
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10                    EUR        4,000           5,489,640
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11                               3,133           3,622,531
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11                    EUR        2,470           3,347,671
PTC International Finance II SA,
11.25%, 12/1/09                                                             625             668,750
PTC International Finance II SA,
11.25%, 12/1/09                                                EUR        1,125           1,490,979
SBA Telecommunications, Sr. Disc. Notes,
9.75%, (0.00% until 2007), 12/15/11                                       3,960           3,227,400
Telemig Celular SA/Amazonia Celular SA,
8.75%, 1/20/09(4)                                                         2,600           2,600,000
TSI Telecommunication, Series B,
12.75%, 2/1/09                                                            1,200           1,350,000
UbiquiTel Operating Co., Sr. Notes,
9.875%, 3/1/11                                                            5,140           5,377,725
US Unwired, Inc., Series B, 10.00%, 6/15/12                               7,150           7,453,875
Western Wireless Corp., Sr. Notes,
9.25%, 7/15/13                                                           12,535          12,848,375
---------------------------------------------------------------------------------------------------
                                                                                   $     99,511,978
---------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 0.6%
Alamosa Delaware, Inc., Sr. Disc. Notes,
12.00%, (0.00% until 2005), 7/31/09                            $          2,130    $      2,204,550
Alamosa Delaware, Inc., Sr. Notes,
8.50%, 1/31/12                                                            4,990           5,077,325
Alamosa Delaware, Inc., Sr. Notes,
11.00%, 7/31/10                                                           2,590           2,946,125
---------------------------------------------------------------------------------------------------
                                                                                   $     10,228,000
---------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 1.1%

Qwest Capital Funding, Inc., 7.00%, 8/3/09                     $          1,275    $      1,173,000
Qwest Capital Funding, Inc., 7.75%, 8/15/06                               5,720           5,770,050
Qwest Capital Funding, Inc., 7.90%, 8/15/10                               1,800           1,669,500
Qwest Services Corp., 13.50%, 12/15/10(4)                                 7,782           9,124,395
U.S. West Communications, 7.20%, 11/10/26                                   670             587,925
---------------------------------------------------------------------------------------------------
                                                                                   $     18,324,870
---------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $1,370,573,220)                                                $  1,444,119,298
---------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 0.2%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
Kerzner International Ltd., 2.375%, 4/15/24(4)                 $          3,595    $      3,509,619
Texas Petrochemical L.P., 7.25%, 4/30/09                                    322             378,350
---------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
   (IDENTIFIED COST, $3,917,000)                                                   $      3,887,969
---------------------------------------------------------------------------------------------------

COMMON STOCKS -- 1.5%

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.5%

Sinclair Broadcast Group, Inc., Class A                                 150,000    $      1,095,000
Telewest Global, Inc.(5)                                                557,586           6,479,149
---------------------------------------------------------------------------------------------------
                                                                                   $      7,574,149
---------------------------------------------------------------------------------------------------

BUSINESS SERVICES-MISCELLANEOUS -- 0.1%

R.H. Donelley Corp.(5)                                                   40,000    $      1,974,400
---------------------------------------------------------------------------------------------------
                                                                                   $      1,974,400
---------------------------------------------------------------------------------------------------

CHEMICALS -- 0.1%

Texas Petrochemicals, Inc.(5)(6)                                         76,615    $        737,420
---------------------------------------------------------------------------------------------------
                                                                                   $        737,420
---------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.1%

Kerzner International Ltd.                                               50,000    $      2,198,500
Peninsula Gaming LLC, Convertible Preferred
Membership Interests(5)(7)                                                6,338              38,027
---------------------------------------------------------------------------------------------------
                                                                                   $      2,236,527
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATION SERVICES -- 0.7%

Crown Castle International Corp.(5)                                      33,156    $        493,361
NTL, Inc.(5)                                                            186,847          11,597,593
---------------------------------------------------------------------------------------------------
                                                                                   $     12,090,954
---------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $23,600,166)                                                   $     24,613,450
---------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.8%

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
OIL AND GAS-EQUIPMENT AND SERVICES -- 0.3%

Chesapeake Energy Corp.                                                  13,925    $      1,611,819
Williams Holdings of Delaware(4)                                         51,125           3,629,875
---------------------------------------------------------------------------------------------------
                                                                                   $      5,241,694
---------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.5%

Crown Castle International Corp. (PIK)                                  191,935    $      8,805,018
---------------------------------------------------------------------------------------------------
                                                                                   $      8,805,018
---------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $12,415,944)                                                   $     14,046,712
---------------------------------------------------------------------------------------------------

WARRANTS -- 0.1%

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
EXERCISE EQUIPMENT -- 0.0%

HF Holdings, Inc., Exp. 9/27/09(5)(6)                                     3,400    $              0
---------------------------------------------------------------------------------------------------
                                                                                   $              0
---------------------------------------------------------------------------------------------------

MANUFACTURING -- 0.0%

Mueller Holdings, Inc., Exp. 4/15/14(5)                                   3,070    $        185,735
---------------------------------------------------------------------------------------------------
                                                                                   $        185,735
---------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.0%

Merrill Corp., Class A, Exp. 1/1/10(5)(6)                                 3,182    $              0
---------------------------------------------------------------------------------------------------
                                                                                   $              0
---------------------------------------------------------------------------------------------------

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
RESTAURANTS -- 0.0%

New World Coffee, Exp. 6/15/06(5)(7)                                        845    $              9
---------------------------------------------------------------------------------------------------
                                                                                   $              9
---------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.0%

Asat Finance, Exp. 11/1/06(5)(6)                                          3,900    $          6,045
---------------------------------------------------------------------------------------------------
                                                                                   $          6,045
---------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Quality Distribution, Inc., Exp.1/15/07(5)(6)                               817    $          4,796
---------------------------------------------------------------------------------------------------
                                                                                   $          4,796
---------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.1%

American Tower Corp., Exp. 8/1/08(5)                                      4,825    $        909,512
Ono Finance PLC, Exp. 3/16/11(5)(6)                                       2,520                   0
Ono Finance PLC, Exp. 5/31/09(5)(6)                                       3,440                   0
Ono Finance PLC, Exp. 5/31/09(5)(6)                                       1,200                   0
---------------------------------------------------------------------------------------------------
                                                                                   $        909,512
---------------------------------------------------------------------------------------------------

TOTAL WARRANTS
   (IDENTIFIED COST $654,314)                                                      $      1,106,097
---------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 8.5%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
--------------------------------------------------------------------------------------------------
American General Finance Corp., 1.76%, 10/4/04                 $         33,000    $     32,995,160
Barton Capital Co., 1.75%, 10/4/04                                       22,000          21,996,792
CRC Funding LLC, 1.75%, 10/27/04                                         12,160          12,144,631
Household Finance, 1.76%, 11/2/04                                        40,000          39,937,422
Kitty Hawk Fund, 1.78%, 10/20/04                                         10,223          10,213,396
Yorktown Capital, 1.78%, 10/4/04                                         25,000          24,996,292
---------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $142,283,693)                                               $    142,283,693
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SHORT-TERM INVESTMENTS -- 2.0%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.90%, 10/1/04                                                 $         32,953    $     32,953,000
---------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $32,953,000)                                                $     32,953,000
---------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST $1,592,831,359)                                                $  1,668,792,989
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.0%                                             $        460,943
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                               $  1,669,253,932
---------------------------------------------------------------------------------------------------

EUR - Euro

PIK - Payment In Kind.

Note: The Portfolio has made commitments to fund specified amounts under certain existing credit arrangements. Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $20,000,000 as of September 30, 2004.

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years.

(2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

(3)  Defaulted security.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of the securities is $443,871,598 or 26.6% of the Portfolio's net assets.

(5)  Non-income producing security.

(6) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)  Restricted security.

                        SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO AS OF SEPTEMBER 30, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

ASSETS

Investments, at value (identified cost, $1,592,831,359)   $ 1,668,792,989
Cash                                                            1,717,372
Receivable for investments sold                                 9,254,985
Interest and dividends receivable                              33,284,507
-------------------------------------------------------------------------
TOTAL ASSETS                                              $ 1,713,049,853
-------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                         $    43,651,212
Payable for open forward foreign currency contracts               105,576
Accrued expenses                                                   39,133
-------------------------------------------------------------------------
TOTAL LIABILITIES                                         $    43,795,921
-------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO $ 1,669,253,932
-------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals   $ 1,593,394,644
Net unrealized appreciation (computed on the basis of
identified cost)                                               75,859,288
-------------------------------------------------------------------------
TOTAL                                                     $ 1,669,253,932
-------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2004

INVESTMENT INCOME

Interest                                                  $   137,427,803
Dividends (net of foreign taxes, $4,365)                        2,056,181
Other income                                                    1,163,362
-------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                   $   140,647,346
-------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                    $     9,824,594
Trustees' fees and expenses                                        24,084
Custodian fee                                                     371,585
Legal and accounting services                                      60,325
Miscellaneous                                                      38,874
-------------------------------------------------------------------------
TOTAL EXPENSES                                            $    10,319,462
-------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee                            $         1,382
-------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                  $         1,382
-------------------------------------------------------------------------

NET EXPENSES                                              $    10,318,080
-------------------------------------------------------------------------

NET INVESTMENT INCOME                                     $   130,329,266
-------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)        $    19,923,832
   Foreign currency and forward foreign currency
       exchange contract transactions                             100,283
-------------------------------------------------------------------------
NET REALIZED GAIN                                         $    20,024,115
-------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                    $    38,521,407
   Foreign currency and forward foreign currency
       exchange contracts                                         (46,971)
-------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)      $    38,474,436
-------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                          $    58,498,551
-------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                $   188,827,817
-------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED           YEAR ENDED
                                                     SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                             $       130,329,26   $      101,071,832
   Net realized gain from investments,
      foreign currency and forward
      foreign currency exchange
      contract transactions                                  20,024,115           19,687,824
   Net change in unrealized appreciation
      (depreciation) from investments,
      foreign currency and forward
      foreign currency exchange contracts                    38,474,436          132,228,527
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $      188,827,817   $      252,988,183
--------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $      651,850,288   $      736,904,337
   Withdrawals                                             (539,410,862)        (418,618,018)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                                      $      112,439,426   $      318,286,319
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $      301,267,243   $      571,274,502
--------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $    1,367,986,689   $      796,712,187
--------------------------------------------------------------------------------------------
AT END OF YEAR                                       $    1,669,253,932   $    1,367,986,689
--------------------------------------------------------------------------------------------

                      SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                           YEAR ENDED SEPTEMBER 30,
                                          -------------------------------------------------------------
                                              2004          2003          2002(1)          2001(2)
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
daily net assets):
   Expenses                                       0.66%          0.66%          0.68%          0.69%(3)
   Net investment income                          8.29%          9.51%          9.91%         10.38%(3)
Portfolio Turnover                                  79%           116%            91%            16%
-------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                  13.28%         26.96%          2.09%            --
-------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)   $  1,669,254   $  1,367,987   $    796,712   $    752,620
-------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.

(2) For the period from the start of business, July 23, 2001, to September 30, 2001.

(3)  Annualized.

(4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                      SEE NOTES TO FINANCIAL STATEMENTS

BOSTON INCOME PORTFOLIO as of September 30, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, seeks to achieve high current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2004, the Eaton Vance Income Fund of Boston held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
   Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   E FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended September 30, 2004, the Portfolio's custodian fee was reduced by $1,382 as a result of this arrangement.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   I OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the year ended September 30, 2004, the advisory fee amounted to $9,824,594. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,287,949,062 and $1,168,615,690, respectively, for the year ended September 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                          $  1,596,738,854
   --------------------------------------------------------
   Gross unrealized appreciation           $     99,249,342
   Gross unrealized depreciation                (27,195,207)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION             $     72,054,135
   --------------------------------------------------------

   The net unrealized appreciation on foreign currency is $3,234.

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2004 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   SALES

                                       IN EXCHANGE FOR       NET UNREALIZED
   SETTLEMENT DATE(S)    DELIVER       (IN U.S. DOLLARS)     DEPRECIATION
   -----------------------------------------------------------------------------
   10/29/04              Euro
                         8,535,398     $       10,493,461    $      (105,576)
   -----------------------------------------------------------------------------
                                       $       10,493,461    $      (105,576)
   -----------------------------------------------------------------------------

   At September 30, 2004, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2004.

7  RESTRICTED SECURITIES

   At September 30, 2004, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                          DATE OF
   DESCRIPTION                            ACQUISITION        SHARES     COST           FAIR VALUE
   ------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS
   ------------------------------------------------------------------------------------------------
   Peninsula Gaming LLC,
     Convertible Preferred
     Membership Interests                      7/08/99       6,338      $          0   $     38,027

   New World Coffee,                         1/06/03 -
     Exp. 6/15/06                              5/13/03         845                 0              9
   ------------------------------------------------------------------------------------------------
                                                                        $          0   $     38,036
   ------------------------------------------------------------------------------------------------

BOSTON INCOME PORTFOLIO as of September 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF BOSTON INCOME PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Boston Income Portfolio (the "Portfolio") at September 30, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 24, 2004

EATON VANCE INCOME FUND OF BOSTON
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Series Trust II (the Trust) and the Boston Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                    POSITION(s)     TERM OF                                           NUMBER OF PORTFOLIOS
                     WITH THE      OFFICE AND                                           IN FUND COMPLEX
  NAME AND           TRUST AND     LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY
DATE OF BIRTH      THE PORTFOLIO    SERVICE            DURING PAST FIVE YEARS              TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes      Trustee     Trustee of the Chairman, President and Chief                 195               Director of EVC
11/9/41                           Trust since   Executive Officer of BMR, EVC, EVM
                                  1998; of the  and EV; Director of EV; Vice
                                   Portfolio    President and Director of EVD.
                                   since 2001   Trustee and/or officer of 195
                                                registered investment companies in
                                                the Eaton Vance Fund Complex. Mr.
                                                Hawkes is an interested person
                                                because of his positions with BMR,
                                                EVM, EVC and EV, which are affiliates
                                                of the Fund and the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes,     Trustee     Trustee of the Jacob H. Schiff Professor of                  195          Director of Tiffany & Co.
III                               Trust since   Investment Banking Emeritus, Harvard                       (specialty retailer) and
2/23/35                           1989; of the  University Graduate School of                                    Telect, Inc.
                                   Portfolio    Business Administration.                                      (telecommunication
                                   since 2001                                                                  services company)

William H. Park      Trustee       Since 2003   President and Chief Executive                 194                    None
9/19/47                                         Officer, Prizm Capital Management,
                                                LLC (investment management firm)
                                                (since 2002). Executive Vice
                                                President and Chief Financial
                                                Officer, United Asset Management
                                                Corporation (a holding company owning
                                                institutional investment management
                                                firms) (1982-2001).

Ronald A. Pearlman   Trustee       Since 2003   Professor of Law, Georgetown                  194                    None
7/10/40                                         University Law Center (since 1999).
                                                Tax Partner, Covington & Burling,
                                                Washington, DC (1991-2000).

Norton H. Reamer     Trustee     Trustee of the President, Chief Executive Officer            195                    None
9/21/35                           Trust since   and a Director of Asset Management
                                  1989; of the  Finance Corp. (a specialty finance
                                   Portfolio    company serving the investment
                                   since 2001   management industry) (since October
                                                2003). President, Unicorn Corporation
                                                (an investment and financial advisory
                                                services company) (since September
                                                2000). Formerly, Chairman, Hellman,
                                                Jordan Management Co., Inc. (an
                                                investment management company)
                                                (2000-2003). Formerly, Advisory
                                                Director of Berkshire Capital
                                                Corporation (investment banking firm)
                                                (2002-2003). Formerly Chairman of the
                                                Board, United Asset Management
                                                Corporation (a holding company owning
                                                institutional investment management
                                                firms) and Chairman, President and
                                                Director, UAM Funds (mutual funds)
                                                (1980-2000).

Lynn A. Stout        Trustee       Since 2001   Professor of Law, University of               195                    None
9/14/57                                         California at Los Angeles School of
                                                Law (since July 2001). Formerly,
                                                Professor of Law, Georgetown
                                                University Law Center.

                             POSITION(S)               TERM OF
                               WITH THE              OFFICE AND
      NAME AND                TRUST AND               LENGTH OF                     PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH           THE PORTFOLIO              SERVICE                       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Michael W. Weilheimer        President              Since 2002(2)        Vice President of EVM and BMR. Officer of 10
2/11/61                                                                  registered investment companies managed by
                                                                         EVM or BMR.

Thomas P. Huggins          Vice President       Vice President of the    Vice President of EVM and BMR. Officer of 7
3/7/66                                          Trust since 2000; of     registered investment companies managed by
                                                 the Portfolio since     EVM or BMR.
                                                        2001

Cliff Quisenberry,         Vice President            Since 2003          Vice President and Global Portfolio Manager
Jr.                                                                      of Parametric Portfolio Associates
1/1/65                                                                   ("Parametric"). Officer of 2 registered
                                                                         investment companies managed by EVM or BMR.

Alan R. Dynner               Secretary         Secretary of the Trust    Vice President, Secretary and Chief Legal
10/10/40                                         since 1997; of the      Officer of BMR, EVM, EVD, EV and EVC. Officer
                                                Portfolio since 2001     of 195 registered investment companies
                                                                         managed by EVM or BMR

Barbara E. Campbell       Treasurer of the          Since 2002(2)        Vice President of EVM and BMR. Officer of 195
6/19/57                      Portfolio                                   registered investment companies managed by
                                                                         EVM or BMR.

Bryan J. Doddy            Treasurer of the           Since 2003          Vice President of EVM and BMR. Previously,
3/7/59                         Trust                                     Vice President and Tax Director at PFPC Inc.
                                                                         (2000-2003) and Director of Taxation for John
                                                                         Hancock Advisers, Inc. (1997-2000). Officer
                                                                         of 5 registered investment companies managed
                                                                         by EVM or BMR.

Paul M. O'Neil            Chief Compliance           Since 2004          Vice President of EVM and BMR. Officer of 195
7/11/53                       Officer                                    registered investment companies managed by
                                                                         EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr.Weilheimer served as Vice President of the Trust since 1996 and of the Portfolio since 2001 and Ms. Campbell served as Assistant Treasurer of the Trust since 1994 and of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended September 30, 2003, and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED          09/30/03         09/30/04
---------------------------------------------------------
Audit Fees                  $ 38,300         $ 47,800

Audit-Related Fees(1)       $      0         $      0

Tax Fees(2)                 $  5,500         $  5,650

All Other Fees(3)           $      0         $      0
                            -----------------------------
Total                       $ 43,800         $ 53,450
                            =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. (e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED          09/30/03         09/30/04
---------------------------------------------------------
Registrant                  $  5,500         $  5,650

Eaton Vance (1)             $      0         $ 84,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BOSTON INCOME PORTFOLIO


By:    /s/ Michael W. Weilheimer
      --------------------------------------
      Michael W. Weilheimer
      President


Date: November 19, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Barbara E. Campbell
      --------------------------------------
      Barbara E. Campbell
      Treasurer


Date: November 19, 2004


By:   /s/ Michael W. Weilheimer
      --------------------------------------
      Michael W. Weilheimer
      President


Date: November 19, 2004